TETON Convertible Securities Fund

Schedule of Investments — December 31, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 79.3%
	Aerospace and Defense — 0.6%
$250,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$508,249

	Airlines — 1.2%
720,000	Southwest Airlines Co., 1.250%, 05/01/25	1,049,400

	Aviation: Parts and Services — 0.4%
300,000	Kaman Corp., 3.250%, 05/01/24	348,524

	Business Services — 3.9%
480,000	2U Inc., 2.250%, 05/01/25(a)	776,793
125,000	Bill.com Holdings Inc., Zero Coupon, 12/01/25(a)	143,428
1,100,000	Perficient Inc., 1.250%, 08/01/25(a)	1,261,154
65,000	Shift4 Payments Inc., Zero Coupon, 12/15/25(a)	79,643
	Square Inc.,
250,000	0.125%, 03/01/25(a)	471,735
500,000	0.250%, 11/01/27(a)	556,572

		3,289,325

	Cable and Satellite — 2.0%
	DISH Network Corp.,
750,000	Zero Coupon, 12/15/25(a)	757,297
950,000	3.375%, 08/15/26	907,945

		1,665,242

	Communications Equipment — 0.7%
500,000	Lumentum Holdings Inc., 0.500%, 12/15/26	612,200

	Computer Software and Services — 27.9%
500,000	Bandwidth Inc., 0.250%, 03/01/26(a)	888,920
500,000	Blackline Inc., 0.125%, 08/01/24	941,333
730,000	Cardlytics Inc., 1.000%, 09/15/25(a)	1,337,159
245,000	Cloudflare Inc., 0.750%, 05/15/25(a)	524,011
	Coupa Software Inc.,
140,000	0.125%, 06/15/25	306,073
465,000	0.375%, 06/15/26(a)	627,642
1,000,000	CSG Systems International Inc., 4.250%, 03/15/36(a)	1,057,500
370,000	Datadog Inc., 0.125%, 06/15/25(a)	486,356
960,000	Everbridge Inc., 0.125%, 12/15/24	1,430,031
1,250,000	i3 Verticals LLC, 1.000%, 02/15/25(a)	1,298,101
750,000	Limelight Networks Inc., 3.500%, 08/01/25(a)	681,600
690,000	LivePerson Inc., 0.750%, 03/01/24	1,220,961
750,000	Match Group Financeco 3 Inc., 2.000%, 01/15/30(a)	1,454,375
180,000	Medallia Inc., 0.125%, 09/15/25(a)	200,603

Principal Amount		Market Value
$400,000	MercadoLibre Inc., 2.000%, 08/15/28	$1,517,404
205,000	Nice Systems Inc., 1.250%, 01/15/24	698,312
1,250,000	PAR Technology Corp., 2.875%, 04/15/26(a)	2,056,018
	PROS Holdings Inc.,
250,000	1.000%, 05/15/24	268,540
465,000	2.250%, 09/15/27(a)	658,179
750,000	Q2 Holdings Inc., 0.750%, 06/01/26	1,152,482
800,000	RealPage Inc., 1.500%, 05/15/25	1,032,842
	Splunk Inc.,
400,000	1.125%, 09/15/25	542,589
245,000	1.125%, 06/15/27(a)	255,867
365,000	Varonis Systems Inc., 1.250%, 08/15/25(a)	677,677
800,000	Vocera Communications Inc., 1.500%, 05/15/23	1,129,563
1,000,000	Workiva Inc., 1.125%, 08/15/26	1,346,764

		23,790,902

	Consumer Products — 2.8%
365,000	Farfetch Ltd., 3.750%, 05/01/27(a)	1,485,554
250,000	GoPro Inc., 1.250%, 11/15/25(a)	284,741
365,000	National Vision Holdings Inc., 2.500%, 05/15/25(a)	589,475

		2,359,770

	Consumer Services — 5.3%
360,000	Callaway Golf Co., 2.750%, 05/01/26(a)	574,282
490,000	Chegg Inc., Zero Coupon, 09/01/26(a)	550,376
65,000	Fiverr International Ltd., Zero Coupon, 11/01/25(a)	78,773
550,000	NCL Corp. Ltd., 5.375%, 08/01/25(a)	933,443
	Royal Caribbean Cruises Ltd.,
155,000	4.250%, 06/15/23(a)	206,808
250,000	2.875%, 11/15/23(a)	300,000
245,000	Shopify Inc., 0.125%, 11/01/25	289,713
600,000	Stride Inc., 1.125%, 09/01/27(a)	489,867
405,000	TechTarget Inc., 0.125%, 12/15/25(a)	441,388
710,000	Wayfair Inc., 0.625%, 10/01/25(a)	673,529

		4,538,179

	Diversified Industrial — 1.6%
600,000	Chart Industries Inc., 1.000%, 11/15/24(a)	1,259,890
60,000	Sea Ltd., 2.375%, 12/01/25(a)	138,622

		1,398,512

TETON Convertible Securities Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Energy and Utilities: Integrated — 1.1%
$485,000	Bloom Energy Corp., 2.500%, 08/15/25(a)	$930,858

	Energy and Utilities: Services — 0.7%
800,000	Cheniere Energy Inc., 4.250%, 03/15/45	633,017

	Financial Services — 3.4%
300,000	Chimera Investment Corp., 7.000%, 04/01/23	460,687
385,000	Colony Capital Operating Co. LLC, 5.750%, 07/15/25	865,737
500,000	Encore Capital Europe Finance Ltd., 4.500%, 09/01/23	566,213
	LendingTree Inc.,
199,000	0.625%, 06/01/22	282,124
710,000	0.500%, 07/15/25(a)	692,341

		2,867,102

	Health Care — 14.2%
605,000	1Life Healthcare Inc., 3.000%, 06/15/25(a)	761,649
255,000	Coherus Biosciences Inc., 1.500%, 04/15/26(a)	296,236
500,000	Collegium Pharmaceutical Inc., 2.625%, 02/15/26	497,125
350,000	CONMED Corp., 2.625%, 02/01/24	491,004
	DexCom Inc.,
495,000	0.750%, 12/01/23	1,126,678
185,000	0.250%, 11/15/25(a)	186,961
500,000	Esperion Therapeutics Inc., 4.000%, 11/15/25(a)	493,394
900,000	Exact Sciences Corp., 0.375%, 03/15/27	1,249,960
1,000,000	Insulet Corp., 0.375%, 09/01/26	1,323,249
400,000	Invacare Corp., 4.500%, 06/01/22	383,560
365,000	Livongo Health Inc., 0.875%, 06/01/25(a)	664,575
337,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24	468,354
125,000	Novocure Ltd., Zero Coupon, 11/01/25(a)	160,667
500,000	Pacira BioSciences Inc., 2.375%, 04/01/22	574,687
400,000	Paratek Pharmaceuticals Inc., 4.750%, 05/01/24	348,219
490,000	PetIQ Inc., 4.000%, 06/01/26(a)	746,277
708,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23	674,965
770,000	Tabula Rasa HealthCare Inc., 1.750%, 02/15/26(a)	735,504
505,000	Teladoc Health Inc., 1.250%, 06/01/27(a)	607,366
350,000	Travere Therapeutics Inc., 2.500%, 09/15/25	356,580

		12,147,010

Principal Amount		Market Value

	Real Estate Investment Trusts — 0.2%
$125,000	Pebblebrook Hotel Trust, 1.750%, 12/15/26	$133,535
65,000	Redfin Corp., Zero Coupon, 10/15/25(a)	78,010

		211,545

	Security Software — 5.0%
555,000	CyberArk Software Ltd., Zero Coupon, 11/15/24	676,064
680,000	Nice Ltd., Zero Coupon, 09/15/25(a)	776,639
500,000	Okta Inc., 0.375%, 06/15/26(a)	643,387
1,000,000	Proofpoint Inc., 0.250%, 08/15/24	1,124,641
675,000	Zscaler Inc., 0.125%, 07/01/25(a)	1,006,775

		4,227,506

	Semiconductors — 2.0%
500,000	Impinj Inc., 2.000%, 12/15/26(a)	687,382
900,000	Knowles Corp., 3.250%, 11/01/21	1,027,667

		1,715,049

	Telecommunications — 4.8%
500,000	Harmonic Inc., 2.000%, 09/01/24	544,997
1,000,000	Infinera Corp., 2.500%, 03/01/27(a)	1,542,845
615,000	PagerDuty Inc., 1.250%, 07/01/25(a)	786,745
250,000	Twilio Inc., 0.250%, 06/01/23	1,194,480

		4,069,067

	Transportation — 1.5%
500,000	Atlas Air Worldwide Holdings Inc., 1.875%, 06/01/24	569,771
390,000	GOL Equity Finance SA, 3.750%, 07/15/24(a)	340,312
255,000	Seaspan Corp., 3.750%, 12/15/25(a)	274,884
125,000	Uber Technologies Inc., Zero Coupon, 12/15/25(a)	128,505

		1,313,472

	TOTAL CONVERTIBLE CORPORATE BONDS	67,674,929

Shares

	CONVERTIBLE PREFERRED STOCKS — 2.5%
	Financial Services — 1.3%
600	Bank of America Corp., 7.250%, Ser. L	911,148
117	Wells Fargo & Co., 7.500%, Ser. L	177,594

		1,088,742

	Real Estate Investment Trusts — 1.2%
7,500	QTS Realty Trust Inc., 6.500%, Ser. B	1,064,250

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,152,992

TETON Convertible Securities Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (b) — 14.2%
	Automotive: Parts and Accessories — 2.0%
10,875	Aptiv plc, Ser. A 5.500%, 06/15/23	$1,678,013

	Diversified Industrial — 1.3%
4,000	Colfax Corp., 5.750%, 01/15/22	646,160
4,150	Stanley Black & Decker Inc., 5.250%, 11/15/22	464,136

		1,110,296

	Energy and Utilities: Integrated — 3.7%
21,384	DTE Energy Co., 6.250%, 11/01/22	1,029,426
	NextEra Energy Inc.,
14,000	4.872%, 09/01/22	828,800
9,645	6.219%, 09/01/23	495,464
9,200	5.279%, 03/01/23	467,728
3,535	Sempra Energy, Ser. A, 6.000%, 01/15/21	352,652

		3,174,070

	Energy and Utilities: Services — 0.8%
13,552	American Electric Power Co. Inc., 6.125%, 03/15/22	678,955

	Energy and Utilities: Water — 0.4%
5,720	Essential Utilities Inc., 6.000%, 04/30/22	354,754

	Equipment and Supplies — 0.9%
500	Danaher Corp., Ser. A 4.750%, 04/15/22	758,820

	Financial Services — 2.3%
980	2020 Cash Mandatory Exchangeable Trust, 5.250%, 06/01/23 (a)(c)	1,177,147
250	2020 Mandatory Exchangeable Trust, 6.500%, 05/16/23 (a)(c)	503,759
6,000	New York Community Capital Trust V, 6.000%, 11/01/51	275,100

		1,956,006

	Health Care — 1.1%
5,730	Avantor Inc., Ser. A 6.250%, 05/15/22	509,454
9,795	Elanco Animal Health Inc., 5.000%, 02/01/23	478,388

		987,842

	Semiconductors — 1.7%
1,005	Broadcom Inc., Ser. A 8.000%, 09/30/22	1,429,582

	TOTAL MANDATORY CONVERTIBLE SECURITIES	12,128,338

Shares		Market Value
	COMMON STOCKS — 0.0%
	Energy and Utilities: Services — 0.0%
509,000	Bristow Group Inc., Escrow†	$0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.0%
	U.S. Cash Management Bill — 0.9%
$725,000	0.055%††, 02/16/21	724,948

	U.S. Treasury Bills — 3.1%
2,675,000	0.064% to 0.090%†††, 01/07/21 to 03/25/21	2,674,746

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,399,694

	TOTAL INVESTMENTS — 100.0% (Cost $64,272,356)	$85,355,953

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(c)

At December 31, 2020, the Fund held investments in restricted and illiquid securities amounting to $1,680,906 or 1.96% of net assets., which were valued under methods approved by the Board of Trustees as follows:

Acquistion Shares	Issuer	Acquistion Dates	Acquistion Cost	09/30/20 Carrying Value Per Share
980	2020 Cash Mandatory Exchangeable Trust., 5.250%, 06/01/23	06/24/20 - 09/30/20	$1,022,450	$1,201.1704
250	2020 Mandatory Exchangeable Trust., 6.500%, 05/16/23	05/05/20	$252,187	$2,015.0360

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

†††	Represents annualized yields at dates of purchase.

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